Share-Based Compensation - Summary of Non-Vested Restricted Share Activity (Detail)	0 Months Ended	12 Months Ended
	May 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding ending balance			58,187,500
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	45,937,500	58,187,500	94,937,500	147,000,000
Number of shares, Granted		0	0	0
Number of shares, Forfeited			0	0
Number of shares, Modification	19,736,705	19,736,705
Number of shares, Vested		(20,673,449)	(36,750,000)	(52,062,500)
Number of shares, Outstanding ending balance		57,250,756	58,187,500	94,937,500